Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
Interest paid, classified as operating activities	€ 200	€ 1,300
Interest received	500	€ 1,900
Percentage of prefinanced CIR collected		95.00%
Withholding rate CIR		5.00%
5% retained - Tax credit 2023 refund		€ 490